Plant and equipment (Detail Textuals) ¥ in Millions, $ in Millions	1 Months Ended	6 Months Ended
	Sep. 29, 2017 CAD ($)	Jun. 30, 2019 Vehicle	Oct. 16, 2017 CAD ($) shares	Oct. 16, 2017 CNY (¥) shares	Sep. 29, 2017 CNY (¥)
Disclosure of detailed information about property, plant and equipment [line items]
Description of purchase orders		Company's purchase orders as follows: 30% 60 days prior to scheduled Zongshen production, and 70% after accepted vehicle delivery
Minimum purchase commitments 2019		5,000
Minimum purchase commitments 2020		20,000
Minimum purchase commitments 2021		50,000
Manufacturing Agreement | Chongqing Zongshen Automobile Co., Ltd. ("Zongshen")
Disclosure of detailed information about property, plant and equipment [line items]
Description of manufacturing agreement	payable 50% when Zongshen commences manufacturing the tooling and molds, 40% when Zongshen completes manufacturing the tooling and molds, and 10% upon delivery to the Company of the first production vehicle. As at June 30, 2019, the Company has paid 90% of prototype tooling and molds and 51% of the mass production tooling and molds. Depreciation on the production tooling and molds is charged on a per unit produced basis and during the period no units had been produced using the production tooling and molds.
Manufacturing Agreement | Chongqing Zongshen Automobile Co., Ltd. ("Zongshen") | Prototype Tooling and Molds
Disclosure of detailed information about property, plant and equipment [line items]
Agreement estimated cost	$ 1.8				¥ 9.5
Manufacturing Agreement | Chongqing Zongshen Automobile Co., Ltd. ("Zongshen") | Mass Production Tooling and Molds
Disclosure of detailed information about property, plant and equipment [line items]
Agreement estimated cost	$ 7.8				¥ 39.3
Share Pledge Agreement ("Share Pledge") | Chongqing Zongshen Automobile Co., Ltd. ("Zongshen") | Prototype Tooling and Molds
Disclosure of detailed information about property, plant and equipment [line items]
Agreement estimated cost			$ 1.8	¥ 9.5
Share pledge agreement common shares | shares			400,000	400,000